Income Taxes - Schedule of Components of the Income Tax Expense (Benefit) from Continuing Operations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Components of the Income Tax Expense (Benefit) from Continuing Operations [Abstract]
Current	$ 9,492
Deferred	11,842	(79,488)
Total income tax (benefit) expense	$ 21,334	$ (79,488)